Interests in associates and joint ventures - Sensitivity of VIU (Details) - USD ($) $ in Millions		1 Months Ended	6 Months Ended
	May 31, 2019	Jun. 30, 2019	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Bank of Communications Co., Limited
Disclosure of associates [line items]
Fair value of investments in associates for which there are quoted market prices			$ 9,484		$ 7,457
Carrying amount			22,857		21,248
Bank of Communications Co., Limited | Minimum
Disclosure of associates [line items]
Value in use of investments in associates after reasonably possible changes in key assumptions			19,600		18,200
Bank of Communications Co., Limited | Maximum
Disclosure of associates [line items]
Value in use of investments in associates after reasonably possible changes in key assumptions			$ 25,900		$ 24,200
Bank of Communications Co., Limited | Long-term profit growth rate
Disclosure of associates [line items]
Change in bps due to reasonably possible favourable changes in key assumptions			(0.50%)		(0.50%)
Change in VIU due to reasonably possible favourable changes in key assumptions			$ 1,900		$ 1,400
VIU after reasonably possible favourable changes in key assumptions			$ 25,500		$ 23,200
Change in bps due to reasonably possible unfavourable changes in key assumptions			0.00%		0.00%
Change in VIU due to reasonably possible unfavourable changes in key assumptions			$ 0		$ 0
VIU after reasonably possible unfavourable changes in key assumptions			$ 23,600		$ 21,800
Bank of Communications Co., Limited | Long-term asset growth rate
Disclosure of associates [line items]
Change in bps due to reasonably possible favourable changes in key assumptions			0.00%		0.00%
Change in VIU due to reasonably possible favourable changes in key assumptions			$ 0		$ 0
VIU after reasonably possible favourable changes in key assumptions			$ 23,600		$ 21,800
Change in bps due to reasonably possible unfavourable changes in key assumptions			(0.50%)		(0.50%)
Change in VIU due to reasonably possible unfavourable changes in key assumptions			$ (1,700)		$ (1,300)
VIU after reasonably possible unfavourable changes in key assumptions			$ 21,900		$ 20,500
Bank of Communications Co., Limited | Discount rate
Disclosure of associates [line items]
Change in bps due to reasonably possible favourable changes in key assumptions			(1.09%)
Change in VIU due to reasonably possible favourable changes in key assumptions			$ 3,800		$ 1,200
VIU after reasonably possible favourable changes in key assumptions			$ 27,400		$ 23,000
Change in bps due to reasonably possible unfavourable changes in key assumptions			0.31%		0.53%
Change in VIU due to reasonably possible unfavourable changes in key assumptions			$ (800)		$ (1,200)
VIU after reasonably possible unfavourable changes in key assumptions			22,800		20,600
Bank of Communications Co., Limited | Expected credit losses as a percentage of customer advances
Disclosure of associates [line items]
Change in VIU due to reasonably possible favourable changes in key assumptions			1,900		2,300
VIU after reasonably possible favourable changes in key assumptions			25,500		24,100
Change in VIU due to reasonably possible unfavourable changes in key assumptions			(3,000)		(2,100)
VIU after reasonably possible unfavourable changes in key assumptions			$ 20,600		$ 19,700
Bank of Communications Co., Limited | Expected credit losses as a percentage of customer advances | Not later than four years
Disclosure of associates [line items]
Change in bps due to reasonably possible favourable changes in key assumptions				0.99%	0.96%
Change in bps due to reasonably possible unfavourable changes in key assumptions			1.12%		1.22%
Bank of Communications Co., Limited | Expected credit losses as a percentage of customer advances | After four years
Disclosure of associates [line items]
Change in bps due to reasonably possible favourable changes in key assumptions			0.79%		0.76%
Change in bps due to reasonably possible unfavourable changes in key assumptions			1.02%		0.95%
Bank of Communications Co., Limited | Risk-weighted assets as a percentage of total assets
Disclosure of associates [line items]
Change in bps due to reasonably possible favourable changes in key assumptions			(0.81%)		(0.40%)
Change in VIU due to reasonably possible favourable changes in key assumptions			$ 300		$ 100
VIU after reasonably possible favourable changes in key assumptions			$ 23,900		$ 21,900
Change in bps due to reasonably possible unfavourable changes in key assumptions			0.87%		1.66%
Change in VIU due to reasonably possible unfavourable changes in key assumptions			$ (600)		$ (800)
VIU after reasonably possible unfavourable changes in key assumptions			$ 23,000		$ 21,000
Bank of Communications Co., Limited | Operating income growth rate
Disclosure of associates [line items]
Change in bps due to reasonably possible favourable changes in key assumptions			0.16%		0.02%
Change in VIU due to reasonably possible favourable changes in key assumptions			$ 400		$ 200
VIU after reasonably possible favourable changes in key assumptions			$ 24,000		$ 22,000
Change in bps due to reasonably possible unfavourable changes in key assumptions			(0.46%)		(0.69%)
Change in VIU due to reasonably possible unfavourable changes in key assumptions			$ (900)		$ (1,500)
VIU after reasonably possible unfavourable changes in key assumptions			$ 22,700		$ 20,300
Bank of Communications Co., Limited | Cost-income ratio
Disclosure of associates [line items]
Change in bps due to reasonably possible favourable changes in key assumptions			(1.68%)		(1.49%)
Change in VIU due to reasonably possible favourable changes in key assumptions			$ 1,700		$ 1,300
VIU after reasonably possible favourable changes in key assumptions			$ 25,300		$ 23,100
Change in bps due to reasonably possible unfavourable changes in key assumptions			2.87%		1.20%
Change in VIU due to reasonably possible unfavourable changes in key assumptions			$ (2,600)		$ (1,200)
VIU after reasonably possible unfavourable changes in key assumptions			$ 21,000		$ 20,600
Bank of Communications Co., Limited | Long-term effective tax rate
Disclosure of associates [line items]
Change in bps due to reasonably possible favourable changes in key assumptions			(1.80%)		(3.16%)
Change in VIU due to reasonably possible favourable changes in key assumptions			$ 600		$ 900
VIU after reasonably possible favourable changes in key assumptions			$ 24,200		$ 22,700
Change in bps due to reasonably possible unfavourable changes in key assumptions			8.20%		8.20%
Change in VIU due to reasonably possible unfavourable changes in key assumptions			$ (2,700)		$ (2,200)
VIU after reasonably possible unfavourable changes in key assumptions			$ 20,900		$ 19,600
Bank of Communications Co., Limited | Capital requirements – capital adequacy ratio
Disclosure of associates [line items]
Change in bps due to reasonably possible favourable changes in key assumptions			0.00%		0.00%
Change in VIU due to reasonably possible favourable changes in key assumptions			$ 0		$ 0
VIU after reasonably possible favourable changes in key assumptions			$ 23,600		$ 21,800
Change in bps due to reasonably possible unfavourable changes in key assumptions			2.54%		2.97%
Change in VIU due to reasonably possible unfavourable changes in key assumptions			$ (7,400)		$ (7,800)
VIU after reasonably possible unfavourable changes in key assumptions			$ 16,200		$ 14,000
Bank of Communications Co., Limited | Capital requirements – tier 1 capital adequacy ratio
Disclosure of associates [line items]
Change in bps due to reasonably possible favourable changes in key assumptions			0.00%		0.00%
Change in VIU due to reasonably possible favourable changes in key assumptions			$ 0		$ 0
VIU after reasonably possible favourable changes in key assumptions			$ 23,600		$ 21,800
Change in bps due to reasonably possible unfavourable changes in key assumptions			3.32%		2.63%
Change in VIU due to reasonably possible unfavourable changes in key assumptions			$ (4,800)		$ (5,300)
VIU after reasonably possible unfavourable changes in key assumptions			$ 18,800		16,500
The Saudi British Bank
Disclosure of associates [line items]
Proportion of ownership interest in associate	40.00%	29.20%	31.00%
Fair value of investments in associates for which there are quoted market prices			$ 5,350		4,197
Carrying amount			$ 4,405		$ 4,215